ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

23.ORDINARY SHARES

	As at 31	As at 31
	December 2025	December 2024
	$’000	$’000
Ordinary share capital
Issued and fully paid
Opening share capital	938	712
Issued in the period
Ordinary Shares of $0.001 each	37,689	226
Closing Share Capital	38,627	938

Share premium
At beginning of the period	232,257	209,779
Issued in the period	45,144	22,748
Issue costs	(10,071)	—
At the end of period	263,730	232,257